Warrants and Other Financial Liabilities (Details) - EUR (€) € in Thousands	Jun. 30, 2022	Dec. 31, 2021
Warrants and Other Financial Liabilities
Other non-current financial liabilities	€ 23
Other current financial liabilities	36
Warrants	5,218	€ 21,405
Total	€ 5,277	€ 21,405